Basic and Diluted Net Loss Per Share - Net loss per share in accordance with ASC 260 (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income/(loss) per ordinary share-basic: Numerator:
Net loss attributable to 36Kr Holdings Inc.	¥ (90,609)	¥ (279,342)	¥ (25,911)
Accretion on redeemable noncontrolling interests to redemption value			(1,808)
Accretion of convertible redeemable preferred shares to redemption value			(449,130)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares			(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares			(309,984)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares			(36,977)
Net loss/(income) attributable to non-controlling interests	1,038	(889)	156
Net loss attributable to ordinary shareholders of 36Kr Holdings Inc.- basic	¥ (89,571)	¥ (280,231)	¥ (850,441)
Net income/(loss) per ordinary share-basic: Denominator:
Denominator used in computing net loss per share - basic (in shares)	1,025,068,349	1,019,316,944	368,159,249
Weighted average number of ordinary shares outstanding	¥ (0.087)	¥ (0.275)	¥ (2.310)
Net income/(loss) per ordinary share-diluted: Numerator:
Net loss attributable to ordinary shareholders of 36Kr Holdings Inc.- basic	¥ (89,571)	¥ (280,231)	¥ (850,441)
Net loss attributable to ordinary shareholders - diluted	¥ (89,571)	¥ (280,231)	¥ (850,441)
Net income/(loss) per ordinary share-diluted: Denominator:
Denominator used in computing net loss per share - basic (in shares)	1,025,068,349	1,019,316,944	368,159,249
Denominator used in computing net loss per share - diluted ((in shares)	1,025,068,349	1,019,316,944	368,159,249
-Diluted	¥ (0.087)	¥ (0.275)	¥ (2.310)